LEASES - Balance sheet information related to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Operating lease - ROU assets	$ 811	$ 806
Liabilities
Operating lease liabilities	308	198
Operating lease liabilities	578	668
Total	886	866
Depreciation expenses for ROU recognized	$ 260	$ 134	$ 0
Weighted average incremental borrowing rate	2.63%	2.51%
Weighted average remaining lease term	37 months	51 months